Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 18 – RELATED PARTY BALANCES AND TRANSACTIONS

The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus). In the years ended December 31, 2025, 2024 and 2023, the Company incurred net expenses of USD 917 thousand, USD 723 thousand and USD 852 thousand, respectively, in the consolidated statement of comprehensive loss in respect of director compensation.

Mr. Kaufman, the Chief Executive Officer of the Company, and Yaron Kaiser, the Chairman of the Board of Directors of the Company, are also founders of BlueOcean Sustainability Fund, LLC, known as BlueSoundWaves, which provides the Company with marketing, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which were recognized as share-based payments expenses. BlueSoundWaves is led by prominent investment community personalities Ashton Kutcher, Guy Oseary, and Effie Epstein. In the years ended December 31, 2024 and 2023, the Company incurred net expenses of USD 172 thousand, USD 745 thousand, respectively in marketing expenses with this related party. No such expenses were incurred during the year ended December 31, 2025.

For information about share-based compensation see Note 15.